UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22439

Grand Prix Investors Trust

 (Exact name of registrant as specified in charter)

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

 (Address of principal executive offices)(Zip code)

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Name and address of agent for service)

Registrant's telephone number, including area code: (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Grand Prix Investors Fund
	Schedule of Investments
	April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 87.56%

Aircraft - 0.59%
100	Boeing Co.	$ 13,480

Apparel Manufacturers - 0.83%
300	Hugo Boss AG (Germany)	19,127

Beverages - 2.24%
1,550	LVMH Moet Hennessy Louis Vuitton	51,491

Computer Peripheral Equipment, NEC - 3.48%
530	Palo Alto Networks, Inc. *	79,961

Crude Petroleum & Natural Gas - 0.67%
2,000	Petroleo Brasileiro ADR *	15,420

Electronic & Other Electrical Equipment - 4.35%
3,250	General Electric Co.	99,938

Electronic Computers - 4.30%
1,055	Apple, Inc.	98,896

Guided Missiles & Space Vehicles & Parts- 4.86%
481	Lockheed Martin Corp.	111,775

Insurance Agents Brokers & Services - 1.44%
1,950	Allianz SE ADR	33,228

Motor Vehicles & Passenger Car Bodies - 6.14%
1,850	Ferrari N.V. (Italy) *	84,823
1,800	Nissan Motor Co., Ltd. ADR	32,004
800	Tata Motors, Ltd. *	24,304
		141,131
Motor Vehicles Parts & Accessories - 4.97%
1,000	Honeywell International, Inc.	114,270

Oil & Gas Refining & Marketing - 4.89%
2,311	Sinopec Shangai Petrochemical Co., Ltd. (China) *	112,546

Paints, Varnishes, Lacquers, Enamels & Allied Products - 5.02%
1,045	PPG Industries, Inc.	115,357

Petroleum Refining - 4.23%
1,100	Exxon Mobil Corp.	97,240

Retail - Auto & Home Supply Stores - 4.66%
140	AutoZone, Inc. *	107,132

Retail Catalog & Mail Order Houses - 4.88%
170	Amazon.com, Inc. *	112,130

Search, Detection, Navigation, Guidance, Aeronautical, and Nautical System & Instrument Manufacturing - 4.34%
3,300	Flir Systems, Inc.	99,693

Services-Business Services, NEC - 9.83%
82	Priceline.com, Inc. *	110,180
1,500	Visa, Inc. Class A	115,860
		226,040
Services-Prepackaged Software - 6.44%
1,700	3D Systems Corp. *	30,073
1,675	Microsoft Corp.	83,532
440	SAP SE ADR	34,593
		148,198
Services-Computer Programming, Data Processing, Etc. - 9.42%
144	Alphabet, Inc. Class A *	101,935
975	Facebook, Inc. Class A *	114,640
		216,575

TOTAL FOR COMMON STOCKS (Cost $1,905,132) - 87.56%		2,013,628

EXCHANGE TRADED FUNDS - 5.33%
200	iShares 20+ year Treasury Bond ETF	25,876
570	Market Vectors Biotech ETF	60,574
1,400	Market Vectors Gold Miners ETF	36,162

TOTAL EXCHANGE TRADE FUNDS (Cost $124,639) - 5.33%		122,612

LIMITED PARTNERSHIP - 2.63%
2,200	Blackstone Group L.P.	60,368

TOTAL LIMITED PARTNERSHIP (Cost $61,065) - 2.63%		60,368

SHORT TERM INVESTMENTS - 3.07%
70,586	Fidelity Institutional Money Market Portfolio 0.36% **	70,586

TOTAL SHORT TERM INVESTMENTS (Cost $70,586) - 3.07%		70,586

TOTAL INVESTMENTS (Cost $2,161,421) - 98.59% ***		2,267,194

OTHER ASSETS LESS LIABILITIES - 1.41%		32,427

NET ASSETS - 100.00%		$ 2,299,621

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2016.

*** At April 30, 2016, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,161,421, amounted to $105,772, which consisted of aggregate gross unrealized appreciation of $158,754 and aggregate gross unrealized depreciation of $52,982.

NOTES TO FINANCIAL STATEMENTS
Grand Prix Investors Fund
1. SECURITY TRANSACTIONS

At April 30, 2016, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,161,421, amounted to $105,772, which consisted of aggregate gross unrealized appreciation of $158,754 and aggregate gross unrealized depreciation of $52,982.

2. SECURITY VALUATIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,013,628	$0	$0	$2,013,628
Exchange Traded Funds	$122,612	$0	$0	$122,612
Limited Partnerships	$60,368	$0	$0	$60,368
Short-Term Investments	$70,586	$0	$0	$70,586
Total	$2,267,194	$0	$0	$2,267,194

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date: June 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

     John C. Foti

     President and Treasurer

Date: June 3, 2016